Quarterly Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2018
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data (Unaudited)
Quarterly Financial Data (Unaudited)
Selected quarterly results of operations for the four quarters ended December 31 are as follows:

	(In Thousands, except per share data)
	2018				2017				2016
	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter	Fourth Quarter	Third Quarter	Second Quarter	First Quarter
Interest income	$27,585	26,298	25,548	24,094	$23,487	22,904	22,871	21,758	$22,078	21,454	20,877	20,337
Interest expense	4,606	3,656	3,097	2,659	2,439	2,332	2,094	2,024	1,990	2,077	2,106	2,111
Net interest income	22,979	22,642	22,451	21,435	21,048	20,572	20,777	19,734	20,088	19,377	18,771	18,226
Provision for loan losses	1,097	1,088	1,090	1,023	436	436	420	389	89	141	82	67
Earnings before income taxes	10,708	10,718	9,798	10,153	10,694	10,438	11,386	10,362	10,120	11,095	10,162	9,097
Net earnings	9,833	7,972	7,309	7,480	3,574	6,469	6,988	6,495	6,802	6,918	6,270	5,643
Basic earnings per common share	0.93	0.75	0.69	0.71	0.34	0.62	0.67	0.63	0.66	0.67	0.61	0.55
Diluted earnings per common share	0.92	0.75	0.69	0.71	0.34	0.62	0.67	0.63	0.66	0.67	0.61	0.55